Goodwill and Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Business Segment
Allocations of Goodwill by business segment during 2019, 2018 and 2017 follow:

Table 59: Goodwill by Business Segment (a)

In millions	Retail Banking	Corporate & Institutional Banking	Asset Management Group	Total
December 31, 2019 (b)	$5,795	$3,374	$64	$9,233
December 31, 2018 (b)	$5,795	$3,359	$64	$9,218
December 31, 2017	$5,795	$3,314	$64	$9,173

(a)	The BlackRock business segment did not have any allocated goodwill during 2019, 2018 and 2017.

(b)	Corporate & Institutional Banking's goodwill balances include the impacts of $15 million at December 31, 2019 and $45 million at December 31, 2018 resulting from business acquisitions.

Commercial Mortgage Servicing Rights
Table 60: Commercial Mortgage Servicing Rights

In millions	2019	2018	2017
January 1	$726	$668	$576
Additions:
From loans sold with servicing retained	53	57	88
Purchases	103	93	69
Changes in fair value due to:
Time and payoffs (a)	(146)	(143)	(111)
Other (b)	(87)	51	46
December 31	$649	$726	$668
Related unpaid principal balance at December 31	$216,992	$180,496	$162,182
Servicing advances at December 31	$157	$220	$217

(a)	Represents decrease in MSR value due to passage of time, including the impact from both regularly scheduled loan principal payments and loans that were paid down or paid off during the period.
(b)
Represents MSR value changes resulting primarily from market-driven changes in interest rates.

Mortgage Servicing Rights
Changes in the residential MSRs follow:
Table 61: Residential Mortgage Servicing Rights

In millions	2019	2018	2017
January 1	$1,257	$1,164	$1,182
Additions:
From loans sold with servicing retained	36	44	55
Purchases	114	129	185
Changes in fair value due to:
Time and payoffs (a)	(162)	(170)	(175)
Other (b)	(250)	90	(83)
December 31	$995	$1,257	$1,164
Unpaid principal balance of loans serviced for others at December 31	$120,464	$125,388	$126,769
Servicing advances at December 31	$111	$156	$201

(a)	Represents decrease in MSR value due to passage of time, including the impact from both regularly scheduled loan principal payments and loans that were paid down or paid off during the period.
(b)
Represents MSR value changes resulting from market-driven changes in interest rates.

Commercial Mortgage Loan Servicing Assets - Key Valuation Assumptions
The following tables set forth the fair value of commercial and residential MSRs and the sensitivity analysis of the hypothetical effect on the fair value of MSRs to immediate adverse changes of 10% and 20% in those assumptions:
Table 62: Commercial Mortgage Servicing Rights – Key Valuation Assumptions

Dollars in millions	December 31 2019	December 31 2018
Fair value	$649	$726
Weighted-average life (years)	4.1	4.1
Weighted-average constant prepayment rate	4.56%	5.65%
Decline in fair value from 10% adverse change	$9	$10
Decline in fair value from 20% adverse change	$17	$19
Effective discount rate	7.91%	8.39%
Decline in fair value from 10% adverse change	$17	$19
Decline in fair value from 20% adverse change	$34	$39

Residential Mortgage Loan Servicing Assets - Key Valuation Assumptions
Table 63: Residential Mortgage Servicing Rights – Key Valuation Assumptions

Dollars in millions	December 31 2019		December 31 2018
Fair value	$995		$1,257
Weighted-average life (years)	5.2		6.9
Weighted-average constant prepayment rate	13.51%		8.69%
Decline in fair value from 10% adverse change	$46		$41
Decline in fair value from 20% adverse change	$89		$79
Weighted-average option adjusted spread	769	bps	806	bps
Decline in fair value from 10% adverse change	$27		$37
Decline in fair value from 20% adverse change	$52		$73